Fair Value of Financial Instruments - Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Fair Value Of Financial Instruments
Cash and cash equivalents - Book Value	$ 73,159	$ 94,881
Cash and cash equivalents - Fair Value	73,159	94,881
Restricted cash - Book Value	10	16,303
Restricted cash - Fair Value	10	16,303
Investments in available-for-sale-securities - Book Value	364	222
Investments in available-for-sale-securities - Fair Value	364	222
Senior and ship mortgage notes, net - Book Value	(1,253,395)	(1,263,566)
Senior and ship mortgage notes, net - Fair Value	(1,269,481)	(1,054,616)
Long-term debt, including current portion - Book Value	(126,047)	(191,636)
Long-term debt, including current portion - Fair Value	(126,962)	(193,043)
Loans payable to affiliate companies, including current portion - Book Value	(96,404)	(129,227)
Loans payable to affiliate companies, including current portion - Fair Value	$ (96,404)	$ (129,227)